Annual Total Returns[BarChart] - MEDIUM-DURATION BOND FUND - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.49%	7.68%	(1.98%)	5.82%	(0.22%)	2.88%	3.93%	(0.72%)	9.58%	8.84%